DEBT FACILITIES - Future Minimum Lease Payments (Details) $ in Millions, $ in Millions	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 119.4	$ 201.8	$ 192.3	$ 240.4
Future finance charge on finance lease		47.2		58.3
Discounted guaranteed residual value of assets subject to finance lease		9.2		8.8
Minimum finance lease payments payable, at present value		145.4		173.3
No later than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable		25.8		30.1
Minimum finance lease payments payable, at present value		17.0		20.7
Later than 1 year and no later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable		105.8		123.3
Minimum finance lease payments payable, at present value		81.0		92.0
Later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable		70.2		87.0
Minimum finance lease payments payable, at present value		$ 47.4		$ 60.6